Nature and extent of risk arising from financial instruments (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Description for effect on foreign exchange rates	As at December 31, 2023, a 5% increase or decrease in the U.S. dollar exchange rate would increase or decrease the unrealized exchange gain (loss) by $123 (December 31, 2022 – $314).
Decrease in the market value	0.10
Statement of loss	$ 2,600
LIBOR [Member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease In credit facility expense due to change in basis point	$ 386	$ 515
Credit Facility - Liquid [Member]
Disclosure of detailed information about financial instruments [line items]
LIBOR		4.32%
SOFR	5.38%